Shareholder Report, Holdings (Details)	Jan. 31, 2025
Leader Capital Short Term High Yield Bond Fund Investor Class | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Leader Capital Short Term High Yield Bond Fund Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Leader Capital Short Term High Yield Bond Fund Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leader Capital Short Term High Yield Bond Fund Investor Class | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Leader Capital Short Term High Yield Bond Fund Investor Class | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Leader Capital Short Term High Yield Bond Fund Investor Class | New York Community Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Leader Capital Short Term High Yield Bond Fund Investor Class | Allegro CLO V-S, LTD.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Leader Capital Short Term High Yield Bond Fund Investor Class | BlueMountain CLO 2015-4, LTD.
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Leader Capital Short Term High Yield Bond Fund Investor Class | Dryden 95 CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Leader Capital Short Term High Yield Bond Fund Investor Class | Parallel CLO LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Leader Capital Short Term High Yield Bond Fund Investor Class | Parallel 2021-1 LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Leader Capital Short Term High Yield Bond Fund Investor Class | Octagon Investment Partners 50
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Leader Capital Short Term High Yield Bond Fund Investor Class | Invesco CLO 2022-1A, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Leader Capital Short Term High Yield Bond Fund Investor Class | Carlyle Global Market Strategies CLO 2016-3, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Leader Capital Short Term High Yield Bond Fund Investor Class | BlueMountain CLO XXIX, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Leader Capital Short Term High Yield Bond Fund Institutional Class | New York Community Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Allegro CLO V-S, LTD.
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Leader Capital Short Term High Yield Bond Fund Institutional Class | BlueMountain CLO 2015-4, LTD.
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Dryden 95 CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Parallel CLO LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Parallel 2021-1 LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Octagon Investment Partners 50
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Invesco CLO 2022-1A, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Leader Capital Short Term High Yield Bond Fund Institutional Class | Carlyle Global Market Strategies CLO 2016-3, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Leader Capital Short Term High Yield Bond Fund Institutional Class | BlueMountain CLO XXIX, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Leader Capital High Quality Income Fund Investor Class | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Leader Capital High Quality Income Fund Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Leader Capital High Quality Income Fund Investor Class | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Leader Capital High Quality Income Fund Investor Class | Open-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Leader Capital High Quality Income Fund Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital High Quality Income Fund Investor Class | Forestry, Paper & Wood Products
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Leader Capital High Quality Income Fund Investor Class | NGC CLO 2024-1A, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Leader Capital High Quality Income Fund Investor Class | Leader Capital Short Term High Yield Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Leader Capital High Quality Income Fund Investor Class | Black Diamond CLO 2024-1, LTD
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Leader Capital High Quality Income Fund Investor Class | PGA National Resort Commerical Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Leader Capital High Quality Income Fund Investor Class | OFSI Fund 2024-13A CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Leader Capital High Quality Income Fund Investor Class | Golub Capital Partners CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Leader Capital High Quality Income Fund Investor Class | Ocean Trails CLO XV, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Leader Capital High Quality Income Fund Investor Class | HIH Trust 2024-61P
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Leader Capital High Quality Income Fund Investor Class | Invesco U.S. CLO 2023-4, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Leader Capital High Quality Income Fund Investor Class | Blackrock Shasta CLO XIII, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Leader Capital High Quality Income Fund Institutional Class | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Leader Capital High Quality Income Fund Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Leader Capital High Quality Income Fund Institutional Class | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Leader Capital High Quality Income Fund Institutional Class | Open-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Leader Capital High Quality Income Fund Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital High Quality Income Fund Institutional Class | Forestry, Paper & Wood Products
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Leader Capital High Quality Income Fund Institutional Class | NGC CLO 2024-1A, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Leader Capital High Quality Income Fund Institutional Class | Leader Capital Short Term High Yield Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Leader Capital High Quality Income Fund Institutional Class | Black Diamond CLO 2024-1, LTD
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Leader Capital High Quality Income Fund Institutional Class | PGA National Resort Commerical Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Leader Capital High Quality Income Fund Institutional Class | OFSI Fund 2024-13A CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Leader Capital High Quality Income Fund Institutional Class | Golub Capital Partners CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Leader Capital High Quality Income Fund Institutional Class | Ocean Trails CLO XV, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Leader Capital High Quality Income Fund Institutional Class | HIH Trust 2024-61P
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Leader Capital High Quality Income Fund Institutional Class | Invesco U.S. CLO 2023-4, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Leader Capital High Quality Income Fund Institutional Class | Blackrock Shasta CLO XIII, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Leader Capital High Quality Income Fund Class A | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Leader Capital High Quality Income Fund Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Leader Capital High Quality Income Fund Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Leader Capital High Quality Income Fund Class A | Open-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Leader Capital High Quality Income Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leader Capital High Quality Income Fund Class A | Forestry, Paper & Wood Products
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Leader Capital High Quality Income Fund Class A | NGC CLO 2024-1A, LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Leader Capital High Quality Income Fund Class A | Leader Capital Short Term High Yield Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Leader Capital High Quality Income Fund Class A | Black Diamond CLO 2024-1, LTD
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Leader Capital High Quality Income Fund Class A | PGA National Resort Commerical Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Leader Capital High Quality Income Fund Class A | OFSI Fund 2024-13A CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Leader Capital High Quality Income Fund Class A | Golub Capital Partners CLO, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Leader Capital High Quality Income Fund Class A | Ocean Trails CLO XV, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Leader Capital High Quality Income Fund Class A | HIH Trust 2024-61P
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Leader Capital High Quality Income Fund Class A | Invesco U.S. CLO 2023-4, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Leader Capital High Quality Income Fund Class A | Blackrock Shasta CLO XIII, LTD.
Holdings [Line Items]
Percent of Net Asset Value	1.17%